Fair Value of Other Postretirement Benefit Plan Assets (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	$ 437		$ 463		$ 509
Fair Value of Plan Assets Excluding Receivables	436	[1]	462	[1]
Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	31		24
U.S. Large Cap
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	82		100
U.S. Small-Mid Cap
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	64		59
Emerging Markets Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	22		26
International Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	63		68
Corporate Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	49		77
Government Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	66		42
Asset Backed Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	4		4
Mortgage Backed Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		1
Commodities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	13		17
Hedge Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	19		25
Private Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	23		19
Fair Value, Inputs, Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets Excluding Receivables	262	[1]	277	[1]
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	31		24
Fair Value, Inputs, Level 1 | U.S. Large Cap
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	82		100
Fair Value, Inputs, Level 1 | U.S. Small-Mid Cap
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	64		59
Fair Value, Inputs, Level 1 | Emerging Markets Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	22		26
Fair Value, Inputs, Level 1 | International Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	63		68
Fair Value, Inputs, Level 1 | Corporate Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Government Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Asset Backed Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Mortgage Backed Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Commodities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Hedge Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Private Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets Excluding Receivables	132	[1]	141	[1]
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | U.S. Large Cap
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | U.S. Small-Mid Cap
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | Emerging Markets Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | International Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | Corporate Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	49		77
Fair Value, Inputs, Level 2 | Government Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	66		42
Fair Value, Inputs, Level 2 | Asset Backed Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	4		4
Fair Value, Inputs, Level 2 | Mortgage Backed Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		1
Fair Value, Inputs, Level 2 | Commodities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	13		17
Fair Value, Inputs, Level 2 | Hedge Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | Private Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets Excluding Receivables	42	[1]	44	[1]
Fair Value, Inputs, Level 3 | Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | U.S. Large Cap
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | U.S. Small-Mid Cap
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Emerging Markets Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | International Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Corporate Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Government Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Asset Backed Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Mortgage Backed Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Commodities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Hedge Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	19		25		25
Fair Value, Inputs, Level 3 | Private Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Value of Plan Assets	$ 23		$ 19		$ 14

[1]	For both October 31, 2012 and 2011, the totals excludes $1 million of receivables, which are included in the change in plan asset table.